Loans And Allowance For Credit Losses (Loans By Domicile And Industry Of The Borrower Segment Classification) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (122,478)		¥ (91,083)
Total Loans, net	98,590,229	[1]	92,298,243	[1]
Loans held for sale	35,261		46,634
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	69,440,112		68,196,981
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,767,352		11,451,720
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,056,276		1,155,926
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,143,777		11,035,029
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,881,666		3,239,688
Domestic [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,330,553		8,492,234
Domestic [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,622,021	[2]	3,511,055	[2]
Domestic [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,314,505		1,284,585
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,191,566		10,390,191
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,132,396		17,636,553
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29,272,595		24,192,345
Foreign [Member] | Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	673,548		554,933
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,258,978	[2],[3]	5,871,731	[2],[3]
Foreign [Member] | Banks And Other Financial Institutions [Member] | Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			4,722,587
Foreign [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	18,738,731	[3]	15,693,487	[3]
Foreign [Member] | Commercial And Industrial [Member] | Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			15,675,995
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,601,338	[3]	2,072,194	[3]
Foreign [Member] | Other [Member] | Previously Reported [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans			¥ 3,238,830

[1]	The above table includes loans held for sale of ¥46,634 million and ¥35,261 million at March 31, 2012 and 2013, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
[3]	The amount of loans previously reported for "Banks and other financial institutions" category within Foreign loans as of March 31, 2012 was restated from ¥4,722,587 million to ¥5,871,731 million. The amount of loans previously reported for "Commercial and industrial" category within Foreign loans as of March 31, 2012 was restated from ¥15,675,995 million to ¥15,693,487 million. The amount of loans previously reported for "Other" category within Foreign loans as of March 31, 2012 was restated from ¥3,238,830 million to ¥2,072,194 million.